Insurance Contracts_The Maximum Exposures To Insurance Price Risk(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
KB Life Insurance Co., Ltd. | Life insurance
Details Of Maximum Exposureof Insurance Price Risk Line Items [Line Items]
Before reinsurance mitigation	₩ 22,343	₩ 21,434
After reinsurance mitigation	₩ 13,825	₩ 13,117
Average Ratios Of Insurance Claims Paid Per Risk Premium Received OnThe Basis Of Exposure Before Mitigation	65.10%	65.70%
KB Life Insurance Co., Ltd. | Death
Details Of Maximum Exposureof Insurance Price Risk Line Items [Line Items]
Before reinsurance mitigation	₩ 13,509	₩ 12,882
After reinsurance mitigation	10,409	9,033
KB Life Insurance Co., Ltd. | Disability
Details Of Maximum Exposureof Insurance Price Risk Line Items [Line Items]
Before reinsurance mitigation	672	754
After reinsurance mitigation	349	424
KB Life Insurance Co., Ltd. | Hospitalization
Details Of Maximum Exposureof Insurance Price Risk Line Items [Line Items]
Before reinsurance mitigation	1,213	1,260
After reinsurance mitigation	787	642
KB Life Insurance Co., Ltd. | Operation and diagnosis
Details Of Maximum Exposureof Insurance Price Risk Line Items [Line Items]
Before reinsurance mitigation	4,809	4,419
After reinsurance mitigation	1,783	2,211
KB Life Insurance Co., Ltd. | Actual medical expense
Details Of Maximum Exposureof Insurance Price Risk Line Items [Line Items]
Before reinsurance mitigation	1,095	1,053
After reinsurance mitigation	23	396
KB Life Insurance Co., Ltd. | Others
Details Of Maximum Exposureof Insurance Price Risk Line Items [Line Items]
Before reinsurance mitigation	1,045	1,066
After reinsurance mitigation	474	₩ 411
Prudential Life Insurance Company of Korea Ltd. | Life insurance
Details Of Maximum Exposureof Insurance Price Risk Line Items [Line Items]
Before reinsurance mitigation	366,601
After reinsurance mitigation	₩ 359,936
Average Ratios Of Insurance Claims Paid Per Risk Premium Received OnThe Basis Of Exposure Before Mitigation	51.97%
Prudential Life Insurance Company of Korea Ltd. | Death
Details Of Maximum Exposureof Insurance Price Risk Line Items [Line Items]
Before reinsurance mitigation	₩ 244,975
After reinsurance mitigation	240,121
Prudential Life Insurance Company of Korea Ltd. | Disability
Details Of Maximum Exposureof Insurance Price Risk Line Items [Line Items]
Before reinsurance mitigation	10,485
After reinsurance mitigation	9,964
Prudential Life Insurance Company of Korea Ltd. | Hospitalization
Details Of Maximum Exposureof Insurance Price Risk Line Items [Line Items]
Before reinsurance mitigation	33,321
After reinsurance mitigation	33,321
Prudential Life Insurance Company of Korea Ltd. | Operation and diagnosis
Details Of Maximum Exposureof Insurance Price Risk Line Items [Line Items]
Before reinsurance mitigation	77,820
After reinsurance mitigation	₩ 76,530